SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenue	$ 18,286	$ 12,829	$ 34,696	$ 29,415
Net income attributable to shareholders	816	(656)	2,051	(949)
Total assets	349,217		349,217		$ 343,696
Total liabilities	223,280		223,280		221,054
Non-controlling interest - preferred equity	230		230		230
The Corporation
Disclosure of subsidiaries [line items]
Revenue	(19)	(8)	52	430
Net income attributable to shareholders	816	(656)	2,051	(949)
Total assets	74,368		74,368		73,898
Total liabilities	36,854		36,854		38,060
BFI
Disclosure of subsidiaries [line items]
Revenue	63	138	121	176
Net income attributable to shareholders	(1)	87	(6)	82
Total assets	7,833		7,833		7,207
Total liabilities	6,072		6,072		5,547
BFL
Disclosure of subsidiaries [line items]
Revenue	8	8	16	12
Net income attributable to shareholders	0	0	0	0
Total assets	607		607		600
Total liabilities	597		597		596
BIC
Disclosure of subsidiaries [line items]
Revenue	14	27	48	52
Net income attributable to shareholders	(33)	(13)	(37)	11
Total assets	6,308		6,308		4,280
Total liabilities	4,868		4,868		2,690
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	20,086	13,916	38,163	31,963
Net income attributable to shareholders	1,152	680	2,424	2,079
Total assets	358,624		358,624		350,687
Total liabilities	212,227		212,227		206,877
Brookfield Finance I (UK) PLC [Member]
Disclosure of subsidiaries [line items]
Revenue	(2)	0	2	0
Net income attributable to shareholders	(1)	0	2	0
Total assets	231		231		233
Total liabilities	1		1		3
Non-controlling interest - preferred equity	230		230		230
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(1,864)	(1,252)	(3,706)	(3,218)
Net income attributable to shareholders	(1,117)	$ (754)	(2,383)	$ (2,172)
Total assets	(98,754)		(98,754)		(93,209)
Total liabilities	$ (37,339)		$ (37,339)		$ (32,719)